J. Quarterly Financial Data (unaudited)	12 Months Ended
Sep. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
J. Quarterly Financial Data (unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
	(in thousands, except per share amounts)
Fiscal 2013
Total revenue	$1,342	$859	$844	$883	$3,928
Net income (loss)	$4,028	$(5,782)	$(786)	$(668)	$(3,208)
Net income available to stockholders – Basic	$2,049	$(5,782)	$(786)	$(668)	$(3,208)
Net income available to stockholders – Diluted	$(200)	$(5,782)	$(786)	$(668)	$(3,208)
Basic net income (loss) per common share attributable to common stockholders	$0.03	$(0.06)	$(0.01)	$0.00	$(0.03)
Diluted net income (loss) per common share attributable to common stockholders	$0.00	$(0.06)	$(0.01)	$0.00	$(0.03)

Fiscal 2012
Total revenue	$2,215	$2,231	$1,448	$1,399	$7,293
Net income (loss)	$2,977	$2,763	$3,064	$(7,106)	$1,698
Net income available to stockholders – Basic	$1,487	$1,381	$1,558	$(7,106)	$856
Net income available to stockholders – Diluted	$415	$(283)	$(307)	$(7,106)	$(2,161)
Basic net income (loss) per common share attributable to common stockholders	$0.02	$0.02	$0.02	$(0.11)	$0.01
Diluted net income (loss) per common share attributable to common stockholders	$(0.01)	$0.00	$0.00	$(0.11)	$(0.03)